UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8689

                              THE NEVIS FUND, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                              1119 St. Paul Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-44-NEVIS

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                    DATE OF REPORTING PERIOD: AUGUST 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



SCHEDULE OF INVESTMENTS                                                                  THE NEVIS FUND, INC.
August 31, 2005                                                                                   (Unaudited)



                                                                                                 Market
                                                                                                 Value
                                                             Shares                         ($ Thousands)
                                                            ---------                      ----------------

COMMON STOCK 96.1%

AEROSPACE & DEFENSE 4.9%
   Armor Holdings*                                           23,700                          $   1,005
-----------------------------------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 4.8%
   Connetics*                                                51,550                                983
-----------------------------------------------------------------------------------------------------------
CHEMICALS 4.9%
   Symyx Technologies*                                       35,887                              1,004
-----------------------------------------------------------------------------------------------------------
COAL MINING 4.8%
   James River Coal*                                         19,647                                974
-----------------------------------------------------------------------------------------------------------
COMPUTERS & SERVICES 2.0%
   Authentidate Holding*                                    132,823                                412
-----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS 12.5%
   Central Garden & Pet*                                     27,028                              1,339
   Nautilus                                                  47,304                              1,217
-----------------------------------------------------------------------------------------------------------
                                                                                                 2,556
-----------------------------------------------------------------------------------------------------------
DRUGS 4.4%
   Salix Pharmaceuticals*                                    44,652                                910
-----------------------------------------------------------------------------------------------------------
ENTERTAINMENT 8.4%
   Scientific Games, Cl A*                                   56,979                              1,717
-----------------------------------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES 7.5%
   Autobytel*                                               106,971                                535
   CoStar Group*                                             21,456                              1,003
-----------------------------------------------------------------------------------------------------------
                                                                                                 1,538
-----------------------------------------------------------------------------------------------------------
MEASURING DEVICES 7.3%
   Flir Systems*                                             46,348                              1,497
-----------------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES 9.4%
   DaVita*                                                   21,076                                968
   United Surgical Partners International*                   25,276                                968
-----------------------------------------------------------------------------------------------------------
                                                                                                 1,936
-----------------------------------------------------------------------------------------------------------
SERVICES-BUSINESS SERVICES 8.8%
   Gevity HR                                                 37,185                                829
   Opsware*                                                 209,701                                975
-----------------------------------------------------------------------------------------------------------
                                                                                                 1,804
-----------------------------------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 6.2%
   Wind River Systems*                                       96,248                              1,266
-----------------------------------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 10.2%
   Art Technology Group*                                    875,159                                884





SCHEDULE OF INVESTMENTS                                                                  THE NEVIS FUND, INC.
August 31, 2005                                                                                   (Unaudited)


                                                                                                 Market
                                                                                                 Value
                                                                   Shares                     ($ Thousands)
                                                                 ----------                  --------------
SERVICES-PREPACKAGED SOFTWARE (CONTINUED)
   Mapinfo*                                                       107,107                    $   1,212
-----------------------------------------------------------------------------------------------------------
                                                                                                 2,096
-----------------------------------------------------------------------------------------------------------
 TOTAL COMMON STOCK                                                                             19,698
   (Cost $51,133)
-----------------------------------------------------------------------------------------------------------
MONEY MARKET FUND 1.7%
   SEI Daily Income Trust, Prime Obligations Fund, Cl A           338,106                          338
-----------------------------------------------------------------------------------------------------------
 TOTAL MONEY MARKET FUND
   (Cost $338)                                                                                     338
-----------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS 97.8%
   (Cost $51,471)+                                                                           $  20,036
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 PERCENTAGES ARE BASED ON NET ASSETS OF $20,495,741.
* NON-INCOME PRODUCING SECURITY
CL-- CLASS
+ AT AUGUST 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $51,471
($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,674 AND
$(37,109) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



NEV-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Nevis Fund, Inc.


By (Signature and Title)*                       /s/ David R. Wilmerding, III
                                                ----------------------------
                                                David R. Wilmerding, III
                                                Chief Executive Officer

Date: October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ David R. Wilmerding, III
                                                ----------------------------
                                                David R. Wilmerding, III
                                                Chief Executive Officer

Date: October 28, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -------------------
                                                Michael Lawson
                                                Chief Financial Officer

Date: October 28, 2005

* Print the name and title of each signing officer under his or her signature.